UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08340
South Asia Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

South Asia Portfolio                                                                                                                             as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value	_
India — 93.5%
Auto Components — 0.8%
Motor Industries Co. Ltd.	86,685	$5,654,857
		$5,654,857
Automobiles — 10.1%
Bajaj Auto Ltd.	440,484	27,144,153
Mahindra and Mahindra Ltd.	2,249,210	31,634,258
Maruti Udyog Ltd.	650,980	12,771,274
		$71,549,685
Chemicals — 1.9%
United Phosphorus Ltd.	2,315,015	13,604,871
		$13,604,871
Commercial Banks — 0.5%
Punjab National Bank Ltd.	344,480	3,622,829
		$3,622,829
Construction & Engineering — 4.2%
B. L. Kashyap and Sons Ltd. (1)	170,078	4,480,839
Gammon India Ltd.	895,903	10,890,956
Gammon India Ltd. GDR (1)	384,430	4,636,226
Larsen & Toubro Ltd.	183,020	10,012,227
		$30,020,248
Construction Materials — 1.3%
Ultra Tech Cement Ltd.	588,919	9,044,892
		$9,044,892
Diversified Financial Services — 5.1%
Financial Technologies (India) Ltd.	559,780	21,467,340
Kotak Mahindra Bank Ltd.	2,310,694	14,447,206
Reliance Capital Ventures Ltd. (1)	757,200	422,224
		$36,336,770
Electrical Equipment — 4.1%
ABB Ltd.	131,500	8,659,232
Bharat Petroleum Corp. Ltd.	2,138,329	20,338,288
		$28,997,520
Energy Equipment and Services — 1.9%
Aban Loyd Chiles Offshore Ltd.	558,000	13,771,888
		$13,771,888

Gas Utilities — 3.6%
Gail India Ltd.	2,519,320	$17,976,701
Indraprastha Gas Ltd.	2,285,600	7,459,765
		$25,436,466
Health Care Equipment & Supplies — 0.1%
Transgene Biotek Ltd. (1)	240,000	820,300
		$820,300
Household Products — 4.6%
Hindustan Lever Ltd.	5,381,086	32,822,767
		$32,822,767
Independent Power Producers & Energy Traders — 5.2%
National Thermal Power Corp. Ltd.	4,546,490	13,717,774
Suzlon Energy Ltd.	797,314	23,338,042
		$37,055,816
Industrial Conglomerates — 5.0%
Siemens India Ltd.	214,063	27,182,953
Sintex Industries Ltd.	1,669,420	8,431,503
		$35,614,456
IT Services — 9.1%
Infosys Technologies Ltd.	487,571	32,770,346
Tata Consultancy Services Ltd.	744,720	31,987,444
		$64,757,790
Machinery — 4.1%
Tata Motors Ltd.	1,404,895	29,357,111
		$29,357,111
Media — 0.8%
Inox Leisure Ltd. (1)	1,242,700	5,906,067
		$5,906,067
Multiline Retail — 1.7%
Pantaloon Retail India Ltd.	274,687	12,110,540
		$12,110,540
Oil, Gas & Consumable Fuels — 9.6%
Bharat Heavy Electricals Ltd.	282,500	14,211,845
Oil and Natural Gas Corp. Ltd.	831,950	24,444,751
Reliance Industries Ltd.	1,675,340	29,879,890
		$68,536,486
Pharmaceuticals — 9.1%
Dr. Reddy’s Laboratories Ltd.	468,475	14,965,528
Glaxosmithkline Pharmaceuticals Ltd.	369,643	12,081,055

Orchid Chemicals and Pharmaceuticals Ltd.	1,802,144	$15,016,856
Sun Pharmaceutical Industries Ltd.	1,185,497	22,872,325
		$64,935,764
Road & Rail — 1.5%
Container Corporation of India Ltd.	316,100	10,308,969
		$10,308,969
Software — 4.9%
Geodesic Information Systems Ltd.	1,167,800	5,792,195
I-Flex Solutions Ltd.	972,521	28,982,190
		$34,774,385
Textiles, Apparel & Luxury Goods — 0.4%
Himatsingka Seide Ltd.	701,240	2,614,361
		$2,614,361
Tobacco — 3.9%
ITC Ltd.	6,320,480	27,684,899
		$27,684,899
Total India (identified cost $474,714,522)		$665,339,737
Sri Lanka — 1.0%
Wireless Telecommunication Services — 1.0%
Dialog Telekom Ltd. (1)	34,948,800	6,814,292
		$6,814,292
Total Sri Lanka (identified cost $5,816,955)		$6,814,292
Total Common Stocks (identified cost $480,531,477)		$672,154,029
Total Investments — 94.5% (identified cost $480,531,477)		$672,154,029
Other Assets, Less Liabilities — 5.5%		$39,425,103
Net Assets — 100.0%		$711,579,132

GDR	—	Global Depository Receipt.
(1)		Non-income producing security.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Hindustan Lever Ltd.	Household Products	4.6%	$32,822,767
Infosys Technologies Ltd.	IT Services	4.6	32,770,346
Tata Consultancy Services Ltd.	IT Services	4.5	31,987,444
Mahindra and Mahindra Ltd.	Automobiles	4.4	31,634,258
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	4.2	29,879,890
Tata Motors Ltd.	Machinery	4.1	29,357,111
I-Flex Solutions Ltd.	Software	4.1	28,982,190
ITC Ltd.	Tobacco	3.9	27,684,899
Siemens India Ltd.	Industrial Conglomerates	3.8	27,182,953
Bajaj Auto Ltd.	Automobiles	3.8	27,144,153

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

Company	Percentage of Net Assets	Value
Automobiles	10.1%	$71,549,685
Oil, Gas & Consumable Fuels	9.6	68,536,486
Pharmaceuticals	9.1	64,935,764
IT Services	9.1	64,757,790
Independent Power Producers & Energy Traders	5.2	37,055,816
Diversified Financial Services	5.1	36,336,770
Industrial Conglomerates	5.0	35,614,456
Software	4.9	34,774,385
Household Products	4.6	32,822,767
Construction & Engineering	4.2	30,020,248

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$480,531,477
Gross unrealized appreciation	$192,112,966
Gross unrealized depreciation	(490,414)
Net unrealized appreciation	$191,622,552

The net unrealized depreciation on foreign currency at March 31, 2006 on a federal income tax basis was $21,007.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	May 30, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 30, 2006